UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   2 George Yard
           Lombard Street
           London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England               May 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      13

Form 13F Information Table Value Total:   $1,635,544
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


----          -------------------               ------------------------------

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2       COLUMN 3      COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE OF                      VALUE       SHRS OR SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP        (x1000)      PRN AMT PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE

AMERICAN EXPRESS CO            COM             025816109     98,472    2,178,574 SH          SOLE      NONE            2,178,574
APPLE INC                      COM             037833100    209,886      602,239 SH          SOLE      NONE              602,239
CHECK POINT SOFTWARE TECH LT   ORD             M22465104     98,515    1,929,767 SH          SOLE      NONE            1,929,767
CME GROUP INC                  COM             12572Q105     60,046      199,126 SH          SOLE      NONE              199,126
DISCOVERY COMMUNICATNS NEW     COM SER C       25470F302     76,235    2,165,152 SH          SOLE      NONE            2,165,152
DISNEY WALT CO                 COM DISNEY      254687106    119,338    2,769,511 SH          SOLE      NONE            2,769,511
NEWS CORP                      CL A            65248E104    237,909   13,532,926 SH          SOLE      NONE           13,532,926
NICE SYS LTD                   SPONSORED ADR   653656108     39,060    1,057,384 SH          SOLE      NONE            1,057,384
ORACLE CORP                    COM             68389X105    229,516    6,865,563 SH          SOLE      NONE            6,865,563
POLO RALPH LAUREN CORP         CL A            731572103    144,749    1,170,635 SH          SOLE      NONE            1,170,635
TD AMERITRADE HLDG CORP        COM             87236Y108     64,606    3,095,647 SH          SOLE      NONE            3,095,647
UNITED PARCEL SERVICE INC      CL B            911312106    159,133    2,141,186 SH          SOLE      NONE            2,141,186
WELLS FARGO & CO NEW           COM             949746101     98,079    3,093,006 SH          SOLE      NONE            3,093,006


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